MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 9, 2021

to the

Prospectus dated May 1, 2018

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 9, 2021

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 9, 2021

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 9, 2021

to the

Prospectus dated May 1, 2005

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Effective on February 9, 2021 (the “Liquidation Date”), due to the liquidation of its underlying portfolio listed below (the “Portfolio”), the subaccount (the “Subaccount”) was liquidated.

SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
Ready Assets Government Liquidity Fund	Ready Asset Government Liquidity Fund	BlackRock Advisors, LLC

If you had contract value allocated to the Subaccount on the Liquidation Date, shares of the Portfolio held for you in the Subaccount were exchanged for shares of the Transamerica BlackRock Government Money Market VP (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the TA BlackRock Government Money Market subaccount (the “Money Market Subaccount”).

As of the start of business on the Liquidation Date, you were no longer able to use automated transfer features such as Rebalancing Program or Dollar Cost Averaging with the Subaccount for the Portfolio. If you are using an automated transfer feature such as Rebalancing Program or Dollar Cost Averaging with the Subaccount for the Portfolio, you should contact us immediately to make alternate arrangements. If you do not make alternate arrangements any subsequent allocations to the Subaccount for the Portfolio will be directed to the Money Market Subaccount.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.